Convertible Promissory Notes - Schedule of Embedded Derivative Liability (Details)	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 USD ($)
Embedded derivative liability
Balance at beginning of the financial year
Issuance of convertible promissory notes	8,380,211	1,078,854
Change in fair value of embedded derivative liability	(1,623,695)	(209,032)
Balance at end of the financial year	$ 6,756,516	$ 869,822